Consolidated statements of changes in equity R$ in Thousands, $ in Thousands	BRL (R$)	Issued capital [member] BRL (R$)	Additional paid-in capital [member] BRL (R$)	Other reserves [member] BRL (R$)	Accumulated other comprehensive income [member] BRL (R$)	Retained earnings [member] BRL (R$)	Treasury shares [member] BRL (R$)	Treasury shares [member] USD ($)	Equity attributable to owners of parent [member] BRL (R$)	Non-controlling interests [member] BRL (R$)
Balance at beginning of period at Dec. 31, 2022	R$ 17,042,210	R$ 24	R$ 6,986,447	R$ 12,169,935	R$ (133,909)	R$ 0	R$ (1,986,762)		R$ 17,035,735	R$ 6,475
Profit (loss)	3,899,391					3,898,702			3,898,702	689
Other comprehensive income	549,824				549,824				549,824
Issue of equity	2,097,326	2	1,886,172	211,152					2,097,326
Increase (decrease) through share-based payment transactions, equity	365,715		330,000	35,388					365,388	327
Increase (decrease) through other changes, equity	(43,612)				(39,466)				(39,466)	(4,146)
Increase (decrease) through treasury share transactions, equity	(915,859)						915,859		915,859
Cancellation of treasury shares	0		(2,785,504)				2,785,504		0
Increase (decrease) through appropriation of retained earnings, equity	0			3,898,702		(3,898,702)			0
Dividends recognised as distributions to owners of parent	(3,544,151)			3,542,298					3,542,298	(1,853)
Balance at end of period at Dec. 31, 2023	19,450,844	26	6,417,115	12,772,879	376,449	0	(117,117)		19,449,352	1,492
Profit (loss)	4,514,840					4,513,409			4,513,409	1,431
Other comprehensive income	(1,155,581)				(1,155,581)				(1,155,581)
Issue of equity	106,412		106,412						106,412
Increase (decrease) through share-based payment transactions, equity	417,257		376,514	38,990					415,504	1,753
Increase (decrease) through other changes, equity	105,149				105,154				105,154	(5)
Increase (decrease) through treasury share transactions, equity	(1,353,611)						(1,353,611)		(1,353,611)
Cancellation of treasury shares	0		(1,248,548)				1,248,548		0
Increase (decrease) through appropriation of retained earnings, equity	0			4,513,409		(4,513,409)			0
Dividends recognised as distributions to owners of parent	(2,038,073)			(2,037,082)			(2,037,082)	$ (350,000)	(2,037,082)	(991)
Balance at end of period at Dec. 31, 2024	20,047,237	26	5,651,493	15,288,196	(673,978)	0	(222,180)		20,043,557	3,680
Profit (loss)	5,169,293					5,169,787			5,169,787	(494)
Other comprehensive income	343,906				343,906				343,906
Increase (decrease) through share-based payment transactions, equity	391,687	2	659,816	(268,118)					391,700	(13)
Increase (decrease) through other changes, equity	(8,407)				(7,041)				(7,041)	(1,366)
Increase (decrease) through treasury share transactions, equity	(1,900,691)						(1,900,691)		(1,900,691)
Cancellation of treasury shares	0		1,997,767				(1,997,767)		0
Increase (decrease) through appropriation of retained earnings, equity	0			5,169,787		(5,169,787)			0
Dividends recognised as distributions to owners of parent	(495,317)			(494,517)			(494,517)	$ (93,000)	(494,517)	(800)
Balance at end of period at Dec. 31, 2025	R$ 23,547,708	R$ 28	R$ 4,313,542	R$ 19,695,348	R$ (337,113)	R$ 0	R$ (125,104)		R$ 23,546,701	R$ 1,007